Lease (Details) - Schedule of maturities of lease liabilities	12 Months Ended
Dec. 31, 2021 USD ($)
Schedule of maturities of lease liabilities [Abstract]
2022	$ 168,307
2023	119,463
2024
Total lease payments	287,770
Less: imputed interest	11,355
Present value of lease liabilities	$ 276,415